INSURANCE AND UNDERWRITING RESULT, Onerous and Non-onerous Contracts (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	S/ 1,154,977	S/ (657,390)
Risk Adjustment for Non-financial Risk [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	(106,460)	(20,343)
Total [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	20,474	14,491
Total [Member] | Insurance Acquisition Cash Flows [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	106,243	86,299
Total [Member] | Claims and Other Directly Attributable Expenses [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	794,420	633,888
Total [Member] | Estimates of the Present Value of Future Inflows [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	(994,790)	(836,194)
Total [Member] | Risk Adjustment for Non-financial Risk [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	8,138	10,131
Total [Member] | CSM [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	106,463	120,367
Onerous contracts [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	20,474	14,491
Onerous contracts [member] | Insurance Acquisition Cash Flows [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	21,123	14,022
Onerous contracts [member] | Claims and Other Directly Attributable Expenses [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	135,905	165,170
Onerous contracts [member] | Estimates of the Present Value of Future Inflows [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	(138,467)	(167,263)
Onerous contracts [member] | Risk Adjustment for Non-financial Risk [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	1,913	2,562
Onerous contracts [member] | CSM [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	0	0
Non-onerous contracts [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	0	0
Non-onerous contracts [Member] | Insurance Acquisition Cash Flows [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	85,120	72,277
Non-onerous contracts [Member] | Claims and Other Directly Attributable Expenses [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	658,515	468,718
Non-onerous contracts [Member] | Estimates of the Present Value of Future Inflows [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	(856,323)	(668,931)
Non-onerous contracts [Member] | Risk Adjustment for Non-financial Risk [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	6,225	7,569
Non-onerous contracts [Member] | CSM [member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	S/ 106,463	S/ 120,367